Note 23 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	Year ended December 31,
	2023	2022

Cash payments made during the year
Income tax, net of refunds	$118,175	$138,274
Interest	96,203	49,709

Non-cash financing activities
Dividends declared but not paid	7,132	6,440